As filed with the Securities and Exchange Commission on October 7, 2016

Securities Act File No. 333-207814

Investment Company Act File No. 811-23112

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 11

(Check appropriate box or boxes.)

JANUS DETROIT STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Byron Hittle

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, District of Columbia 20036

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☑	on November 4, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JANUS DETROIT STREET TRUST

CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 7 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 8 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on July 28, 2016 to establish Janus Short Duration Income ETF, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on October 11, 2016.

This Post-Effective Amendment No. 10 under the 1933 Act and Amendment No. 11 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating November 4, 2016 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 10 incorporates by reference the information contained in Parts A, B and C of the Amendment.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 10 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above. Without limited the foregoing, this Post-Effective Amendment No. 10 does not amend nor affect Post-Effective Amendment No. 9 to the Registrant’s Registration Statement, which was filed pursuant to Rule 485(a)(2) on August 31, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 7th day of October, 2016.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Bruce L. Koepfgen	President and Chief Executive Officer	October 7, 2016
Bruce L. Koepfgen	(Principal Executive Officer)

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	October 7, 2016

Clifford J. Weber*	Chairman and Trustee	October 7, 2016
Clifford J. Weber

Maureen T. Upton*	Trustee	October 7, 2016
Maureen T. Upton

Jeffrey B. Weeden*	Trustee	October 7, 2016
Jeffrey B. Weeden

Michael Drew Elder*	Trustee	October 7, 2016
Michael Drew Elder

*By:	/s/ Jesper Nergaard
Jesper Nergaard
Attorney-in-Fact

*Powers of Attorney, dated February 18, 2016, are incorporated herein by reference as Exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.